DERIVATIVE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

At the date of issuance and as of March 31, 2013, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	March 31, 2013	At Date of Issuance
Exercise Price	$0.50	$0.63 - $0.70
Stock Price	$0.45	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	123.68%	198.75%
Expected life (in years)	4.5 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$398,603	$523,458